Credit Facilities and Notes Payable - Additional Information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Facility	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 1,385,000				$ 425,000
Number of facilities | Facility		4
Related Parties [Member]
Line Of Credit Facility [Line Items]
Number of facilities | Facility		1
Senior Secured Credit Facilities With Financial Institutions
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 85,000				200,000
Borrowing Capacity		400,000
Uncommitted amount		$ 100,000
Long-term Debt, Term		12 months
Senior Secured Credit Facilities With Financial Institutions | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Interest rate margin	2.50%	2.50%
Financial Institutions [Member]
Line Of Credit Facility [Line Items]
Number of facilities | Facility		3
Senior Secured Credit Facility
Line Of Credit Facility [Line Items]
Interest rate margin		5.74%
Debt instrument, interest rate		5.79%
Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 85,000				225,000
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Interest rate margin		4.00%
Mezzanine Credit Facility With Related Party
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 65,000
Short-term Debt, Average Outstanding Amount		$ 45,000
Debt Instrument Interest Rate Stated Percentage		11.00%
Mezzanine Credit Facility With Related Party | Two Thousand And Twenty Two December Mezzanine Credit Facility With Related Party [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 14,000
Debt instrument, interest rate		13.00%
Mezzanine Credit Facility With Related Party | Two Thousand And Twenty Two August Mezzanine Credit Facility With Related Party Member | Related Parties [Member]
Line Of Credit Facility [Line Items]
Debt instrument, interest rate		13.00%
Debt instrument, additional interest rate		11.00%
Mezzanine Credit Facility With Related Party | TwoThousand And Twenty Four March Mezzanine Credit Facility With Related Party Member
Line Of Credit Facility [Line Items]
Debt instrument, interest rate		9.50%
Mezzanine Credit Facility With Related Party | TwoThousand And Twenty Four March Mezzanine Credit Facility With Related Party Member | Related Parties [Member]
Line Of Credit Facility [Line Items]
Borrowing Capacity		$ 90,000
Mezzanine Credit Facility With Related Party | Two Thousand And Twenty Four December Mezzanine Credit Facility With Related Party Member
Line Of Credit Facility [Line Items]
Outstanding amount		$ 112,500
Debt instrument, interest rate		9.50%
First American Credit Agreement
Line Of Credit Facility [Line Items]
Borrowing amount under credit agreement				$ 25,000
Letters Of Credit Outstanding Amount		$ 0
First American Credit Agreement | First American Title Insurance Company
Line Of Credit Facility [Line Items]
Related party, holding percentage		5.00%
Borrowing amount under credit agreement					$ 30,000
Debt instrument, interest rate		12.00%
Secured Promissory Note [Member]
Line Of Credit Facility [Line Items]
Secured Debt		$ 4,300
Repayments of Secured Debt		$ 3,800
Unsecured Notes Payable [Member]
Line Of Credit Facility [Line Items]
Unsecured Notes Payable						1,300
Unsecured Notes Payable to Related Party						$ 2,400
Senior Secured Credit Facility With Financial Institution Two Member
Line Of Credit Facility [Line Items]
Borrowing Capacity			$ 400,000
Outstanding amount	$ 300,000
Additional borrowing capacity	$ 100,000
Expiration period	24 months
Senior Secured Credit Facility With Financial Institution Two Member | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Interest rate margin		6.00%
Senior Secured Credit Facility With Financial Institution Three Member
Line Of Credit Facility [Line Items]
Outstanding amount		$ 500,000
Expiration period		24 months
Uncommitted amount		$ 200,000
Interest rate margin		2.50%